OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Other intangible assets, net:

	December 31,
	2014	2013
Cost:
Patents	$639	$639
Developed technology	4,890	4,890
Customer related intangible	17,510	18,723
Others	751	666
Brand name	4,424	4,683
	28,214	29,601
Accumulated amortization:
Patents	639	639
Developed technology (see note 2i)	4,890	4,890
Customer related intangible	16,253	16,873
Others	436	150
Brand name	4,046	4,114
	26,264	26,665

Amortized cost	$1,950	$2,936

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
c.	Estimated amortization expenses for the years ending:

December 31,
2015	$674
2016	599
2017	324
2018	291
2019	62

$2,146